Policyholder Account Balances, Future Policy Benefits and Claims (Tables)	12 Months Ended
Dec. 31, 2022
Policyholder Account Balance [Abstract]
Policyholder account balances, future policy benefits and claims
Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31, 2022	December 31, 2021
	(in millions)
Policyholder account balances
Policyholder account balances	$24,986	$23,723

Future policy benefits
Reserve for future policy benefits	7,495	9,721
Deferred profit liability	62	54
Additional liabilities for insurance guarantees	1,186	1,242
Other insurance and annuity liabilities	177	66
Total future policy benefits	8,920	11,083
Policy claims and other policyholders’ funds	216	211
Total policyholder account balances, future policy benefits and claims	$34,122	$35,017

Balances of and changes in policyholder account balances
The balances of and changes in policyholder account balances were as follows:

	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
	(in millions, except percentages)
Balance at January 1, 2022	$4,972	$4,458	$7,251	$323	$527
Contract deposits	146	2,784	55	—	53
Policy charges	(8)	—	—	—	—
Surrenders and other benefits	(450)	(41)	(744)	(17)	(124)
Net transfer from (to) separate account liabilities	(60)	—	—	—	—
Other variable account adjustments	—	(791)	—	—	—
Interest credited	152	—	237	6	15
Balance at December 31, 2022	$4,752	$6,410	$6,799	$312	$471

Weighted-average crediting rate	3.2%	1.1%	3.5%	1.9%	N/A
Cash surrender value (1)	$4,720	$5,986	$6,786	$277	N/A

	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
	(in millions, except percentages)
Balance at January 1, 2022	$1,602	$1,493	$2,534	$563	$23,723
Contract deposits	134	233	218	(3)	3,620
Policy charges	(178)	(91)	(116)	—	(393)
Surrenders and other benefits	(67)	(70)	(50)	(56)	(1,619)
Net transfer from (to) separate account liabilities	—	(102)	—	—	(162)
Other variable account adjustments	—	—	—	—	(791)
Interest credited	53	57	68	20	608
Balance at December 31, 2022	$1,544	$1,520	$2,654	$524	$24,986

Weighted-average crediting rate	3.6%	3.9%	2.0%	4.0%
Net amount at risk	$9,187	$57,354	$15,043	$149
Cash surrender value (1)	$1,382	$1,054	$2,148	$348

	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
	(in millions, except percentages)
Balance at January 1, 2021	$5,098	$1,377	$7,619	$318	$578
Contract deposits	332	2,699	59	—	69
Policy charges	(11)	—	—	—	—
Surrenders and other benefits	(434)	(15)	(672)	(9)	(134)
Net transfer from (to) separate account liabilities	(168)	—	—	—	—
Other variable account adjustments	—	397	—	—	—
Interest credited	155	—	245	14	14
Balance at December 31, 2021	$4,972	$4,458	$7,251	$323	$527

Weighted-average crediting rate	3.2%	1.0%	3.4%	1.9%	N/A
Cash surrender value (1)	$4,936	$4,180	$7,232	$319	N/A

	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
	(in millions, except percentages)
Balance at January 1, 2021	$1,640	$1,476	$2,269	$605	$20,980
Contract deposits	157	232	242	(3)	3,787
Policy charges	(181)	(87)	(111)	—	(390)
Surrenders and other benefits	(69)	(80)	(41)	(61)	(1,515)
Net transfer from (to) separate account liabilities	—	(105)	—	—	(273)
Other variable account adjustments	—	—	—	—	397
Interest credited	55	57	175	22	737
Balance at December 31, 2021	$1,602	$1,493	$2,534	$563	$23,723

Weighted-average crediting rate	3.6%	3.8%	2.0%	4.0%
Net amount at risk	$9,619	$55,224	$15,461	$165
Cash surrender value (1)	$1,424	$1,072	$2,013	$379
(1) Cash surrender value represents the amount of the contractholder's account balances distributable at the balance sheet date less certain surrender charges. For variable annuities and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

Account values by guaranteed minimum interest rates
The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2022 and December 31, 2021 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

December 31, 2022
				Account Values with Crediting Rates
	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
				(in millions, except percentages)
Fixed accounts of variable annuities	1%	–	1.99%	$169	$102	$18	$—	$—	$289
	2%	–	2.99%	177	—	—	—	—	177
	3%	–	3.99%	2,611	—	—	1	—	2,612
	4%	–	5.00%	1,611	—	—	—	—	1,611
	Total			$4,568	$102	$18	$1	$—	$4,689

Fixed accounts of structured variable annuities	1%	–	1.99%	$12	$7	$3	$1	$—	$23
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—
	Total			$12	$7	$3	$1	$—	$23

Fixed annuities	1%	–	1.99%	$460	$402	$132	$33	$10	$1,037
	2%	–	2.99%	67	—	—	—	—	67
	3%	–	3.99%	3,344	—	—	—	—	3,344
	4%	–	5.00%	2,333	—	—	—	—	2,333
	Total			$6,204	$402	$132	$33	$10	$6,781

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$1	$3	$7	$14	$—	$25
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—
	Total			$1	$3	$7	$14	$—	$25

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	55	—	1	—	—	56
	3%	–	3.99%	885	1	2	—	—	888
	4%	–	5.00%	569	—	—	—	—	569
	Total			$1,509	$1	$3	$—	$—	$1,513

				Account Values with Crediting Rates
	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
				(in millions, except percentages)
Fixed accounts of variable universal life insurance	1%	–	1.99%	$4	$3	$2	$—	$9	$18
	2%	–	2.99%	30	—	1	2	2	35
	3%	–	3.99%	134	1	1	1	—	137
	4%	–	5.00%	648	—	—	—	—	648
	Total			$816	$4	$4	$3	$11	$838

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$3	$—	$—	$3
	2%	–	2.99%	126	—	—	—	—	126
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—
	Total			$126	$—	$3	$—	$—	$129

Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	32	—	—	—	—	32
	4%	–	5.00%	314	—	—	—	—	314
	Total			$346	$—	$—	$—	$—	$346

Total	1%	–	1.99%	$646	$517	$165	$48	$19	$1,395
	2%	–	2.99%	455	—	2	2	2	461
	3%	–	3.99%	7,006	2	3	2	—	7,013
	4%	–	5.00%	5,475	—	—	—	—	5,475
	Total			$13,582	$519	$170	$52	$21	$14,344

Percentage of total account values that reset in:
Next 12 months				99.8%	96.3%	93.8%	100.0%	100.0%	99.6%
> 12 months to 24 months				0.1	3.0	5.8	—	—	0.3
> 24 months				0.1	0.7	0.4	—	—	0.1
Total				100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

December 31, 2021
				Account Values with Crediting Rates
	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
				(in millions, except percentages)
Fixed accounts of variable annuities	1%	–	1.99%	$283	$13	$8	$—	$—	$304
	2%	–	2.99%	193	—	—	—	—	193
	3%	–	3.99%	2,729	—	—	1	—	2,730
	4%	–	5.00%	1,627	—	—	—	—	1,627
	Total			$4,832	$13	$8	$1	$—	$4,854

				Account Values with Crediting Rates
	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
				(in millions, except percentages)
Fixed accounts of structured variable annuities	1%	–	1.99%	$13	$—	$—	$—	$—	$13
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—
	Total			$13	$—	$—	$—	$—	$13

Fixed annuities	1%	–	1.99%	$1,009	$100	$86	$36	$10	$1,241
	2%	–	2.99%	79	—	—	—	—	79
	3%	–	3.99%	3,637	—	—	—	—	3,637
	4%	–	5.00%	2,274	—	—	—	—	2,274
	Total			$6,999	$100	$86	$36	$10	$7,231

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$1	$4	$8	$15	$—	$28
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—
	Total			$1	$4	$8	$15	$—	$28

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	46	—	—	—	—	46
	3%	–	3.99%	907	—	—	—	—	907
	4%	–	5.00%	617	—	—	—	—	617
	Total			$1,570	$—	$—	$—	$—	$1,570

Fixed accounts of variable universal life insurance	1%	–	1.99%	$11	$—	$—	$—	$—	$11
	2%	–	2.99%	35	—	—	—	—	35
	3%	–	3.99%	137	—	—	—	—	137
	4%	–	5.00%	666	—	—	—	—	666
	Total			$849	$—	$—	$—	$—	$849

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$3	$—	$—	$3
	2%	–	2.99%	130	—	—	—	—	130
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—
	Total			$130	$—	$3	$—	$—	$133

				Account Values with Crediting Rates
	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
				(in millions, except percentages)
Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	35	—	—	—	—	35
	4%	–	5.00%	342	—	—	—	—	342
	Total			$377	$—	$—	$—	$—	$377

Total	1%	–	1.99%	$1,317	$117	$105	$51	$10	$1,600
	2%	–	2.99%	483	—	—	—	—	483
	3%	–	3.99%	7,445	—	—	1	—	7,446
	4%	–	5.00%	5,526	—	—	—	—	5,526
	Total			$14,771	$117	$105	$52	$10	$15,055

Percentage of total account values that reset in:
Next 12 months				98.8%	85.1%	79.8%	33.8%	1.1%	98.2%
> 12 months to 24 months				1.0	—	10.5	66.2	98.9	1.4
> 24 months				0.2	14.9	9.7	—	—	0.4
Total				100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Balances of and changes in liability for future policy benefits, and Revenue and interest recognized
The following tables summarize the balances of and changes in the liability for future policy benefits, including the January 1, 2021 adoption of ASU 2018-12.

	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Insurance	Long Term Care Insurance	Total, All Products
	(in millions)
Pre-adoption balance at December 31, 2020	$1,536	$633	$530	$5,749	$8,448
Effect of shadow reserve adjustments	(175)	—	—	(566)	(741)
Adjustments for loss contracts (with premiums in excess of gross premiums) under the modified retrospective approach	4	—	—	35	39
Effect of change in deferred profit liability	(43)	—	—	—	(43)
Effect of remeasurement of the liability at the current single A discount rate	215	265	238	1,965	2,683
Post-adoption balance at January 1, 2021	1,537	898	768	7,183	10,386
Less: reinsurance recoverable	—	601	24	3,623	4,248
Post-adoption balance at January 1, 2021, after reinsurance recoverable	$1,537	$297	$744	$3,560	$6,138

	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Insurance	Long Term Care Insurance	Total, All Products
	(in millions, except percentages)
Present Value of Expected Net Premiums:
Balance at January 1, 2021	$—	$702	$238	$1,831	$2,771
Beginning balance at original discount rate	—	536	183	1,498	2,217
Effect of changes in cash flow assumptions	—	—	—	(6)	(6)
Effect of actual variances from expected experience	—	56	(35)	(61)	(40)
Adjusted beginning of year balance	$—	$592	$148	$1,431	$2,171
Issuances	38	78	18	—	134
Interest accrual	—	29	9	73	111
Net premiums collected	(38)	(63)	(20)	(184)	(305)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$636	$155	$1,320	$2,111
Effect of changes in discount rate assumptions	—	141	33	227	401
Balance at December 31, 2021	$—	$777	$188	$1,547	$2,512

Present Value of Future Policy Benefits:
Balance at January 1, 2021	$1,537	$1,600	$1,006	$9,014	$13,157
Beginning balance at original discount rate	1,321	1,169	714	6,716	9,920
Effect of changes in cash flow assumptions	—	—	—	(8)	(8)
Effect of actual variances from expected experience	(14)	58	(40)	(124)	(120)
Adjusted beginning of year balance	$1,307	$1,227	$674	$6,584	$9,792
Issuances	39	78	18	—	135
Interest accrual	53	70	39	347	509
Benefit payments	(168)	(120)	(43)	(336)	(667)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,231	$1,255	$688	$6,595	$9,769
Effect of changes in discount rate assumptions	139	343	226	1,755	2,463
Balance at December 31, 2021	$1,370	$1,598	$914	$8,350	$12,232

Adjustment due to reserve flooring	$—	$1	$—	$—	$1

Net liability for future policy benefits	$1,370	$822	$726	$6,803	$9,721
Less: reinsurance recoverable	1,265	558	25	3,443	5,291
Net liability for future policy benefits, after reinsurance recoverable	$105	$264	$701	$3,360	$4,430

Discounted expected future gross premiums	$—	$2,005	$1,158	$1,623	$4,786
Expected future gross premiums	$—	$2,815	$1,395	$1,905	$6,115
Expected future benefit payments	$1,707	$2,159	$1,217	$11,568	$16,651

Weighted average interest accretion rate	4.2%	6.5%	5.9%	5.3%
Weighted average discount rate	2.6%	2.8%	2.8%	2.9%

Weighted average duration of liability (in years)	7	8	9	10

	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Insurance	Long Term Care Insurance	Total, All Products
	(in millions, except percentages)
Present Value of Expected Net Premiums:
Balance at January 1, 2022	$—	$777	$188	$1,547	$2,512
Beginning balance at original discount rate	—	636	155	1,320	2,111
Effect of changes in cash flow assumptions	—	1	1	52	54
Effect of actual variances from expected experience	—	47	(22)	(48)	(23)
Adjusted beginning of year balance	$—	$684	$134	$1,324	$2,142
Issuances	42	57	12	—	111
Interest accrual	—	34	7	65	106
Net premiums collected	(42)	(67)	(16)	(169)	(294)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$708	$137	$1,220	$2,065
Effect of changes in discount rate assumptions	—	(22)	(3)	(13)	(38)
Balance at December 31, 2022	$—	$686	$134	$1,207	$2,027

Present Value of Future Policy Benefits:
Balance at January 1, 2022	$1,370	$1,598	$914	$8,350	$12,232
Beginning balance at original discount rate	1,231	1,255	688	6,595	9,769
Effect of changes in cash flow assumptions	—	(8)	1	42	35
Effect of actual variances from expected experience	(13)	52	(28)	(36)	(25)
Adjusted beginning of year balance	$1,218	$1,299	$661	$6,601	$9,779
Issuances	42	57	12	—	111
Interest accrual	49	73	38	336	496
Benefit payments	(154)	(116)	(42)	(368)	(680)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,155	$1,313	$669	$6,569	$9,706
Effect of changes in discount rate assumptions	(90)	6	27	(130)	(187)
Balance at December 31, 2022	$1,065	$1,319	$696	$6,439	$9,519

Adjustment due to reserve flooring	$—	$3	$—	$—	$3

Net liability for future policy benefits	$1,065	$636	$562	$5,232	$7,495
Less: reinsurance recoverable	949	443	19	2,649	4,060
Net liability for future policy benefits, after reinsurance recoverable	$116	$193	$543	$2,583	$3,435

Discounted expected future gross premiums	$—	$1,855	$926	$1,381	$4,162
Expected future gross premiums	$—	$3,183	$1,331	$1,908	$6,422
Expected future benefit payments	$1,595	$2,234	$1,169	$11,229	$16,227

Weighted average interest accretion rate	4.1%	6.4%	6.1%	5.2%
Weighted average discount rate	5.2%	5.5%	5.4%	5.4%

Weighted average duration of liability (in years)	6	7	8	9
The amount of revenue and interest recognized in the Statement of Income was as follows:

	Years Ended December 31,
	2022		2021
	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
	(in millions)
Life contingent payout annuities	$45	$49	$39	$53
Term and whole life insurance	169	39	166	41
Disability insurance	127	31	131	30
Long term care insurance	189	271	192	274
Total	$530	$390	$528	$398

Balances of and changes in additional liabilities related to insurance guarantees
The balances of and changes in additional liabilities related to insurance guarantees were as follows:

	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
	(in millions, except percentages)
Balance at January 1, 2022	$1,120	$76	$46	$1,242
Interest accrual	32	5	1	38
Benefit accrual	108	8	—	116
Benefit payments	(43)	(14)	(4)	(61)
Effect of actual variances from expected experience	(19)	2	(2)	(19)
Impact of change in net unrealized (gains) losses on securities	(98)	(3)	(29)	(130)
Balance at December 31, 2022	$1,100	$74	$12	$1,186

Weighted average interest accretion rate	2.9%	7.0%	4.1%
Weighted average discount rate	3.2%	7.1%	4.0%

Weighted average duration of reserves (in years)	10	8	6

	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
	(in millions, except percentages)
Balance at January 1, 2021	$1,030	$74	$58	$1,162
Interest accrual	29	5	1	35
Benefit accrual	129	8	3	140
Benefit payments	(37)	(12)	(5)	(54)
Effect of actual variances from expected experience	(10)	2	(1)	(9)
Impact of change in net unrealized (gains) losses on securities	(21)	(1)	(10)	(32)
Balance at December 31, 2021	$1,120	$76	$46	$1,242

Weighted average interest accretion rate	2.9%	7.0%	4.0%
Weighted average discount rate	3.1%	7.1%	4.0%

Weighted average duration of reserves (in years)	12	9	7

Changes in unearned revenue
The following tables summarize the balances of and changes in unearned revenue, including the January 1, 2021 adoption of ASU 2018-12.

	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
	(in millions)
Pre-adoption balance at December 31, 2020	$19	$76	$—	$95
Effect of shadow reserve adjustments	5	10	153	168
Post-adoption balance at January 1, 2021	24	86	153	263
Deferral of revenue	3	34	55	92
Amortization	(1)	(8)	(13)	(22)
Balance at December 31, 2021	$26	$112	$195	$333

Balance at January 1, 2022	$26	$112	$195	$333
Deferral of revenue	2	48	54	104
Amortization	(1)	(10)	(16)	(27)
Balance at December 31, 2022	$27	$150	$233	$410